SCHEDULE OF MAJOR ASSUMPTIONS IN DETERMINING THE DEFINED BENEFITS PLAN LIABILITY (Details)	Dec. 31, 2022	Dec. 31, 2021
Capitalization rate	2.73%	2.40%
Salary growth rate	0.00%	0.00%
Retirement rate	5.00%	5.00%